FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information of classification and carrying values of Company's financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Amounts receivable	$ 179	$ 88
Financial liabilities
Accounts payable and accrued liabilities	(23,416)	(10,385)
Debt	(49,591)	(87,168)
Net financial instruments	(2,382)	(1,245)
Net financial instruments at amortised cost	(70,446)	(96,220)
FVTPL (financial assets) [Member]
Financial assets
Amounts receivable	0	0
FVTPL (financial liabilities) [Member]
Financial liabilities
Accounts payable and accrued liabilities	(2,382)	(1,245)
Debt	0	0
Amortized cost (financial assets) [Member]
Financial assets
Amounts receivable	179	88
Amortized cost (financial liabilities) [Member]
Financial liabilities
Accounts payable and accrued liabilities	(21,034)	(9,140)
Debt	(49,591)	(87,168)
Level 1 [Member] | Fair value [Member]
Financial assets
Amounts receivable	0	0
Financial liabilities
Accounts payable and accrued liabilities	0	0
Debt	0	0
Net financial instruments	0	0
Level 2 [Member] | Fair value [Member]
Financial assets
Amounts receivable	0	0
Financial liabilities
Accounts payable and accrued liabilities	(2,382)	(1,245)
Debt	0	0
Net financial instruments	(2,382)	1,245
Level 3 [Member] | Fair value [Member]
Financial assets
Amounts receivable	0	0
Financial liabilities
Accounts payable and accrued liabilities	0	0
Debt	(49,591)	(87,168)
Net financial instruments	$ (49,591)	$ (87,168)